Segment Information (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Revenue and Geography Information [Line Items]
Other non-current assets
Intangible assets		¥ 0.7
Other Noncurrent Assets [Member]
Revenue and Geography Information [Line Items]
Other non-current assets		¥ 0.2